Contingencies	Jan. 11, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Note 6—Contingencies
Risks and Uncertainties:
Management is currently evaluating the impact of the
COVID-19
pandemic on the industry and
has
concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.